SHAREHOLDERS' DEFICIT - Common Stock Shares (Details)		1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 24, 2020 shares	Dec. 08, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Jun. 30, 2021 Vote shares	Dec. 15, 2020 $ / shares	Dec. 10, 2020 shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Automatic Conversion Upon Business Combination Ratio Percentage			20.00%	20.00%
Founder Shares
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)							10,350,000
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote			1		1
Common shares, shares issued (in shares)			5,763,241
Common shares, shares outstanding (in shares)			5,763,241
Class A Ordinary Shares Subject to Redemption
Class of Stock [Line Items]
Common shares, votes per share | Vote				1
Common shares, shares issued (in shares)			41,400,000
Common shares, shares outstanding (in shares)			41,400,000
Class A common stock subject to possible redemption, issued (in shares)			41,400,000	41,400,000	500,000,000
Temporary equity, shares outstanding			41,400,000	41,400,000
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00
Class A Ordinary Shares Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			0
Common shares, shares outstanding (in shares)			0
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote			1	1
Common shares, shares issued (in shares)			10,350,000	10,350,000
Common shares, shares outstanding (in shares)			10,350,000	10,350,000			1,725,000
Class B Ordinary Shares | Founder Shares
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)							10,350,000
Class B Ordinary Shares | Founder Shares | Sponsor
Class of Stock [Line Items]
Number of shares surrendered	2,875,000
Shares transferred		30,000
Common stock subject to redemption
Class of Stock [Line Items]
Temporary equity, shares outstanding			35,636,759